Quarterly Data-Unaudited (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 1,216.5		$ 921.4		$ 1,472.7		$ 1,132.6		$ 1,326.3		$ 1,097.0		$ 1,714.9		$ 1,336.5		$ 4,743.2		$ 5,474.7		$ 6,104.0
Gross margin	444.3		301.1		590.3		442.8		593.8		386.1		865.2		675.1		1,778.5		2,520.2		3,113.3
Unrealized gains (losses) on derivatives	(43.2)	[1]	(15.5)	[1]	(36.9)	[1]	(27.5)	[1]	55.8	[1]	15.7	[1]	(14.4)	[1]	8.8	[1]	(123.1)	[1]	65.9	[1]	74.6
Net earnings attributable to common stockholders	$ 238.3	[2]	$ 130.9	[2]	$ 312.6	[2]	$ 708.5	[2]	$ 325.8		$ 234.1		$ 498.2		$ 406.5		$ 1,390.3	[2]	$ 1,464.6		$ 1,848.7
Net earnings per share attributable to common stockholders:
Basic (in dollars per share)	$ 4.83	[3]	$ 2.63	[3]	$ 6.12	[3]	$ 12.94	[3]	$ 5.73	[3]	$ 4.09	[3]	$ 8.43	[3]	$ 6.53	[3]	$ 27.16	[3]	$ 24.87	[3]	$ 28.94
Diluted (in dollars per share)	$ 4.82	[3]	$ 2.62	[3]	$ 6.10	[3]	$ 12.90	[3]	$ 5.71	[3]	$ 4.07	[3]	$ 8.38	[3]	$ 6.47	[3]	$ 27.08	[3]	$ 24.74	[3]	$ 28.59
Phosphate mining and manufacturing business | Mosaic | Asset Purchase Agreement
Assets and Liabilities Held for Sale
After tax gain on sale of phosphate business							$ 461.0										$ 462.8
Gain (loss) on disposal of discontinued operation, net of tax, per basic and diluted share							$ 8.39										$ 9.01

[1]	Amounts represent pre-tax unrealized gains (losses) on derivatives included in gross margin. See Note 16—Derivative Financial Instruments, for additional information.
[2]	For the three months ended March 31, 2014, net earnings attributable to common stockholders includes an after-tax gain of $461.0 million from the sale of the phosphate business, and net earnings per share attributable to common stockholders, basic and diluted, include the per share impact of $8.39. During the fourth quarter of 2014, the purchase price was finalized which increased the after-tax gain to $462.8 million for the year ended December 31, 2014, which also increased the per share impact on net earnings attributable to common stockholders, basic and diluted, to $9.01. See Note 4—Phosphate Business Disposition, for additional information.
[3]	The sum of the four quarters is not necessarily the same as the total for the year.